EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.25

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	0

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2000034925	XXXXXX	NC	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Reserves of 38 months PITIA is 32 months greater than the 6 months reserves required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Qualifying FICO of 736 is 56 points above the 680 FICO required for the program.

CFCFS2860: Good credit history
- Clayton Comments:  Borrower is 0x30 on all accounts for the past 8 years reviewed.

2000039347	XXXXXX	FL	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrowers have owned current residence for 7 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  784 qualifying score exceeds 620 requirements

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  $72,014.63 reserves or 30.56 months PITI > guideline requirements